INCOME STATEMENT DETAILS (Schedule of General and Administrative Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Wages, employee benefits expenses and car maintenance	₪ 85		₪ 76	₪ 79
Professional fees	21		21	22
Credit card and other commissions	13		14	14
Depreciation	14		11	9
Other	16		26	20
Total general and administrative expenses	₪ 149	[1]	₪ 148	₪ 144

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.